12. Segments (June 30, 2017 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues	$ 0	$ 4,635	$ 392,073	$ 886,572
Operating Losses	(1,160,249)	(1,131,652)	(6,098,357)	(4,384,834)
Net Losses	(1,845,551)	(2,136,549)	(7,306,726)	(4,958,616)
Cash	327,206	1,294,259	1,559,701	2,123,737	$ 855,596
Total Assets	509,151	1,461,032	1,726,368	2,529,116
Capital Expenditures	23,705	1,545	16,433	9,307
Depreciation and Amortization	9,326	10,218	32,413	38,524
Interest Expense	(188,604)	(42,167)	(304,330)	(573,782)
Aethlon [Member]
Revenues	0	4,635
Operating Losses	(1,141,406)	(1,092,990)	(5,945,293)	(3,953,402)
Net Losses	(1,826,708)	(2,097,887)	(7,153,662)	(4,527,184)
Cash	326,464	1,291,537	1,558,667	2,114,285
Total Assets	492,324	1,419,226	1,698,249	2,475,686
Capital Expenditures	23,705	1,545	16,433	9,307
Depreciation and Amortization	9,326	5,323	22,370	18,943
Interest Expense	(188,604)	(42,167)	(304,330)	(573,782)
ESI [Member]
Revenues	0	0
Operating Losses	(18,843)	(38,662)	(153,064)	(431,432)
Net Losses	(18,843)	(38,662)	(153,064)	(431,432)
Cash	742	2,722	1,034	9,452
Total Assets	16,827	41,806	28,119	53,430
Capital Expenditures	0	0	0	0
Depreciation and Amortization	0	4,895	10,043	19,581
Interest Expense	$ 0	$ 0	$ 0	$ 0